Provisions for pensions and similar obligations (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Similar Obligations [Abstract]
Experience Plan	R$ (209,175)	R$ (79,810)	R$ (303,396)
Changes in Financial Assumptions	(1,157,662)	(376,949)	(380,285)
Changes in Financial Demographic	0	0	0
Gain (Loss) Actuarial - Obligation	(1,366,837)	(456,759)	(683,681)
Return on Investment, Return Unlike Implied Discount Rate	915,626	307,048	303,504
Gain (Loss) Actuarial - Asset	915,626	307,048	303,504
Changes in Surplus Uncollectible	R$ 71,698	R$ (52,604)	R$ 0